PIMCO RAE Global ex-US Fund Expense Example - PIMCO RAE Global ex-US Fund	Jun. 30, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	553
Expense Example, with Redemption, 10 Years	1,291
I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	607
Expense Example, with Redemption, 10 Years	1,406
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	463
Expense Example, with Redemption, 3 Years	764
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	$ 2,000